Expense Example - Neuberger Berman Flexible Credit Income ETF - Neuberger Berman Flexible Credit Income ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 150